Note Payable to Bank (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of debt maturities

Year ended December 31,	Amount
2021	$3,205
2022	12,819
2023	12,819
2024	12,819
2025	12,819
Thereafter	6,410
Total payments	60,892
Less current portion	12,819
$48,073